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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Investment Grade Credit Fund

Voya Securitized Credit Fund

The schedules are not audited.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 90.0%
		Austria: 0.6%
500,000		ESAL GmbH, 6.250%, 02/05/23	$476,250	0.6

		Brazil: 7.1%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	256,250	0.3
850,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	846,600	1.0
350,000		Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	350,000	0.4
300,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	300,000	0.4
350,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	369,033	0.5
550,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	561,000	0.7
900,000		Petrobras Global Finance BV, 6.250%, 03/17/24	858,636	1.0
200,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	191,500	0.2
850,000		Suzano Trading Ltd., 5.875%, 01/23/21	877,200	1.1
750,000	#	Tupy Overseas SA, 6.625%, 07/17/24	723,750	0.9
325,000		Vale Overseas Ltd, 4.375%, 01/11/22	314,876	0.4
150,000		Vale SA, 5.625%, 09/11/42	140,462	0.2
			5,789,307	7.1

		Chile: 5.9%
1,000,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,030,824	1.3
400,000		Cencosud SA, 5.500%, 01/20/21	416,251	0.5
400,000		Colbun SA, 6.000%, 01/21/20	443,757	0.6
1,000,000	#	Corpbanca SA, 3.875%, 09/22/19	1,004,644	1.2
1,000,000	#	Empresa Electrica Angamos SA, 4.875%, 05/25/29	986,250	1.2
450,000		Telefonica Chile SA, 3.875%, 10/12/22	441,568	0.5
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	490,631	0.6
			4,813,925	5.9

		China: 3.2%
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	325,089	0.4
250,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	264,776	0.3
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	526,673	0.6
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	663,691	0.8
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	243,604	0.3
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	214,482	0.3
400,000		COSL Finance BVI Ltd., 3.250%, 09/06/22	377,253	0.5
			2,615,568	3.2

		Colombia: 5.9%
500,000		Banco Davivienda SA, 5.875%, 07/09/22	501,250	0.6
750,000		Bancolombia SA, 5.950%, 06/03/21	808,125	1.0
750,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	733,125	0.9
650,000		Ecopetrol SA, 5.875%, 05/28/45	604,500	0.7
531,000		Ecopetrol SA, 7.625%, 07/23/19	610,650	0.8
963,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	1,025,788	1.3
668,000	#	Pacific Rubiales Energy Corp., 5.625%, 01/19/25	514,360	0.6
			4,797,798	5.9

		Czech Republic: 0.5%
400,000		CEZ A/S, 4.250%, 04/03/22	427,044	0.5

		Ghana: 1.5%
1,000,000	#	Kosmos Energy Ltd, 7.875%, 08/01/21	855,000	1.1
400,000		Tullow Oil PLC, 6.250%, 04/15/22	340,000	0.4
			1,195,000	1.5

		Guatemala: 0.6%
500,000	#	Industrial Senior Trust, 5.500%, 11/01/22	492,500	0.6

		Hong Kong: 7.7%
850,000		Bestgain Real Estate, 2.625%, 03/13/18	831,702	1.0
500,000		China CITIC Bank International Ltd., 6.000%, 05/07/24	525,000	0.6
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	271,677	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	961,641	1.2

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Hong Kong: (continued)
650,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	$694,518	0.9
750,000		Li & Fung Ltd, 5.250%, 05/13/20	812,081	1.0
1,350,000		Noble Group Ltd., 6.750%, 01/29/20	1,511,865	1.8
350,000		Swire Pacific MTN Financing Ltd., 4.500%, 10/09/23	375,104	0.5
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	323,064	0.4
			6,306,652	7.7

		Hungary: 0.8%
600,000		MOL Group Finance SA, 6.250%, 09/26/19	645,000	0.8

		India: 4.7%
500,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	543,880	0.7
550,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	581,197	0.7
400,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	427,740	0.5
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	867,932	1.1
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	398,310	0.5
250,000	#	Vedanta Resources PLC, 6.000%, 01/31/19	245,000	0.3
600,000		Vedanta Resources PLC, 7.125%, 05/31/23	555,030	0.7
200,000		Vedanta Resources PLC, 8.250%, 06/07/21	198,875	0.2
			3,817,964	4.7

		Indonesia: 2.2%
400,000		Gajah Tunggal Tbk PT, 7.750%, 02/06/18	375,500	0.4
500,000	#	Gajah Tunggal Tbk PT, 7.750%, 02/06/18	469,375	0.6
550,000		Indosat Palapa Co. BV, 7.375%, 07/29/20	580,938	0.7
400,000		Listrindo Capital BV, 6.950%, 02/21/19	424,000	0.5
			1,849,813	2.2

		Israel: 1.5%
350,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	400,750	0.5
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	811,130	1.0
			1,211,880	1.5

		Jamaica: 2.2%
350,000	#	Digicel Group Ltd., 6.000%, 04/15/21	328,125	0.4
1,100,000		Digicel Group Ltd., 8.250%, 09/30/20	1,072,500	1.3
400,000	#	Digicel Group Ltd., 8.250%, 09/30/20	390,000	0.5
			1,790,625	2.2

		Kazakhstan: 0.8%
750,000	#	KazMunayGas National Co. JSC, 6.000%, 11/07/44	638,063	0.8

		Kuwait: 0.7%
500,000		Burgan Finance No. 1 Jersey Ltd, 7.875%, 09/29/20	577,000	0.7

		Mexico: 10.5%
300,000		America Movil SAB de CV, 5.000%, 03/30/20	332,322	0.4
500,000		America Movil SAB de CV, 6.125%, 03/30/40	596,605	0.7
750,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/09/22	744,525	0.9
200,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	208,500	0.3
775,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	854,437	1.0
700,000	#	Cemex SAB de CV, 5.700%, 01/11/25	680,750	0.8
500,000		Cemex SAB de CV, 7.250%, 01/15/21	525,000	0.6
300,000		Empresas ICA SAB de CV, 8.900%, 02/04/21	289,500	0.4
600,000		Grupo Bimbo SAB de CV, 4.500%, 01/25/22	634,083	0.8
500,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	510,000	0.6
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	310,500	0.4
400,000	#	Mexichem SAB de CV, 5.875%, 09/17/44	382,000	0.5
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	260,000	0.3
600,000		Servicios Corporativos Javer SAPI de CV, 9.875%, 04/06/21	636,000	0.8
450,000		Sigma Alimentos SA de CV, 6.875%, 12/16/19	514,125	0.6
300,000		Tenedora Nemak SA de CV, 5.500%, 02/28/23	306,750	0.4
800,000	#	Tenedora Nemak SA de CV, 5.500%, 02/28/23	818,000	1.0
			8,603,097	10.5

		Paraguay: 1.8%
500,000	#	Banco Regional SAECA, 8.125%, 01/24/19	535,250	0.7

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Paraguay: (continued)
900,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	$938,250	1.1
			1,473,500	1.8

		Peru: 5.4%
250,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	271,250	0.3
600,000	#	Banco de Credito del Peru/Panama, 6.125%, 04/24/27	636,000	0.8
300,000	#	Banco Internacional del Peru SAA, 5.750%, 10/07/20	328,500	0.4
350,000	#	Banco Internacional del Peru SAA, 6.625%, 03/19/29	373,188	0.4
800,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	740,800	0.9
700,000	#	Corp Financiera de Desarrollo SA, 5.250%, 07/15/29	712,390	0.9
350,000		Southern Copper Corp., 5.250%, 11/08/42	314,421	0.4
975,000		Southern Copper Corp., 6.750%, 04/16/40	1,032,525	1.3
			4,409,074	5.4

		Poland: 0.6%
500,000	#	PKO Finance AB, 4.630%, 09/26/22	525,625	0.6

		Russia: 5.3%
350,000		ALROSA Finance SA, 7.750%, 11/03/20	334,250	0.4
400,000		EDC Finance Ltd, 4.875%, 04/17/20	263,000	0.3
725,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	623,863	0.8
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	102,450	0.1
750,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	551,250	0.7
500,000		Lukoil International Finance BV, 6.125%, 11/09/20	444,006	0.5
660,000		Metalloinvest Finance Ltd., 5.625%, 04/17/20	504,121	0.6
1,000,000	#	MMC Finance Ltd., 5.550%, 10/28/20	911,000	1.1
425,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	337,875	0.4
300,000		MTS International Funding Ltd., 8.625%, 06/22/20	295,500	0.4
			4,367,315	5.3

		Singapore: 2.4%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,024,957	1.3
950,000		Stats Chippac Ltd., 4.500%, 03/20/18	940,500	1.1
			1,965,457	2.4

		South Africa: 2.2%
300,000		AngloGold Ashanti Holdings PLC, 8.500%, 07/30/20	316,125	0.4
300,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	253,500	0.3
700,000	#	Myriad International Holdings BV, 6.000%, 07/18/20	768,250	0.9
500,000		Sasol Financing International PLC, 4.500%, 11/14/22	497,825	0.6
			1,835,700	2.2

		South Korea: 2.9%
650,000		POSCO, 5.250%, 04/14/21	738,109	0.9
565,000		Shinhan Bank, 5.663%, 03/02/35	572,062	0.7
1,000,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,035,747	1.3
			2,345,918	2.9

		Sweden: 0.6%
500,000		Millicom International Cellular SA, 6.625%, 10/15/21	522,500	0.6

		Thailand: 1.7%
900,000	#	PTT Exploration & Production PCL, 4.875%, 12/29/49	888,840	1.1
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	278,684	0.3
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	237,474	0.3
			1,404,998	1.7

		Turkey: 6.5%
650,000	#	Akbank TAS, 3.875%, 10/24/17	659,469	0.8
300,000	#	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/01/22	276,750	0.3
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	666,663	0.8

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Turkey: (continued)
1,000,000	#	Turkiye Is Bankasi, 5.000%, 04/30/20	$1,023,750	1.3
450,000	#	Turkiye Is Bankasi, 6.000%, 10/24/22	453,825	0.6
1,000,000	#	Turkiye Garanti Bankasi AS, 4.750%, 10/17/19	1,020,000	1.2
250,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	257,755	0.3
1,000,000		Turkiye Vakiflar Bankasi Tao, 3.750%, 04/15/18	992,400	1.2
			5,350,612	6.5

		United Arab Emirates: 4.2%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	232,000	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	887,400	1.1
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	900,144	1.1
950,000		DP World Ltd., 6.850%, 07/02/37	1,076,141	1.3
287,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	329,332	0.4
			3,425,017	4.2

	Total Corporate Bonds/Notes
	(Cost $74,298,103)		73,673,202	90.0

FOREIGN GOVERNMENT BONDS: 3.1%
		Angola: 0.5%
400,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	399,500	0.5

		Brazil: 0.6%
275,000		Centrais Eletricas Brasileiras SA, 5.750%, 10/27/21	265,375	0.3
200,000	#	Centrais Eletricas Brasileiras SA, 6.875%, 07/30/19	205,000	0.3
			470,375	0.6

		Hong Kong: 0.4%
300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	328,525	0.4

		Qatar: 1.2%
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	557,714	0.7
400,000		Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.750%, 09/30/19	472,500	0.5
			1,030,214	1.2

		Turkey: 0.4%
350,000		Turkey Government Bond, 5.000%, 06/25/21	356,300	0.4

	Total Foreign Government Bonds
	(Cost $2,647,518)		2,584,914	3.1

	Total Long-Term Investments
	(Cost $76,945,621)		76,258,116	93.1

SHORT-TERM INVESTMENTS: 4.9%
		U.S. Treasury Bills: 0.3%
225,000		United States Treasury Bill, 0.030%, 04/23/15
		(Cost $224,965)	224,978	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.6%
3,784,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,784,000)	3,784,000	4.6

	Total Short-Term Investments
	(Cost $4,008,965)	4,008,978	4.9

	Total Investments in Securities (Cost $80,954,586)	$80,267,094	98.0
	Assets in Excess of Other Liabilities	1,599,124	2.0
	Net Assets	$81,866,218	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $80,978,547.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,536,230
Gross Unrealized Depreciation	(2,247,683)

Net Unrealized Depreciation	$(711,453)

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financial	24.3%
Energy	15.3
Basic Materials	13.7
Communications	10.1
Utilities	7.3
Diversified	6.5
Consumer, Non-cyclical	5.6
Foreign Government Bonds	3.1
Industrial	2.7
Consumer, Cyclical	2.6
Technology	1.1
Consumer Discretionary	0.8
U.S. Treasury Bills	0.3
Short-Term Investments	4.6
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$73,673,202	$–	$73,673,202
Short-Term Investments	3,784,000	224,978	–	4,008,978
Foreign Government Bonds	–	2,584,914	–	2,584,914
Total Investments, at fair value	$3,784,000	$76,483,094	$–	$80,267,094
Other Financial Instruments+
Futures	44,183	–	–	44,183
Total Assets	$3,828,183	$76,483,094	$–	$80,311,277
Liabilities Table
Other Financial Instruments+
Futures	$(409)	$–	$–	$(409)
Total Liabilities	$(409)	$–	$–	$(409)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2014, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	9	03/20/15	$1,141,172	$5,624
U.S. Treasury 5-Year Note	19	03/31/15	2,259,664	89
U.S. Treasury Long Bond	1	03/20/15	144,562	(409)
U.S. Treasury Ultra Long Bond	5	03/20/15	825,938	38,191
			$4,371,336	$43,495
Short Contracts
U.S. Treasury 2-Year Note	(1)	03/31/15	(218,594)	279
			$(218,594)	$279

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Emerging Markets Corporate Debt Fund as of December 31, 2014 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$44,183
Total Asset Derivatives		$44,183

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$409
Total Liability Derivatives		$409

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.5%
		Brazil: 0.7%
1,000,000		Banco do Brasil SA/Cayman, 6.000%, 01/22/20	$1,072,500	0.7

		Chile: 0.9%
1,500,000	#	Empresa Electrica Angamos SA, 4.875%, 05/25/29	1,479,375	0.9

		Colombia: 2.7%
250,000		Ecopetrol SA, 5.875%, 05/28/45	232,500	0.1
2,500,000		Ecopetrol SA, 5.875%, 09/18/23	2,653,125	1.7
1,000,000		Ecopetrol SA, 7.625%, 07/23/19	1,150,000	0.7
375,000	#	Pacific Rubiales Energy Corp., 5.625%, 01/19/25	288,750	0.2
			4,324,375	2.7

		Indonesia: 1.2%
2,000,000		Pertamina Persero PT, 5.625%, 05/20/43	1,890,000	1.2

		Kazakhstan: 2.6%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,478,750	0.9
1,800,000		KazMunayGas National Co. JSC, 4.400%, 04/30/23	1,603,800	1.0
1,250,000	#	KazMunayGas National Co. JSC, 6.000%, 11/07/44	1,063,437	0.7
			4,145,987	2.6

		Mexico: 0.5%
1,000,000	#	Offshore Drilling Holding SA, 8.625%, 09/20/20	875,000	0.5

		Panama: 1.0%
1,750,000	#	AES El Salvador Trust II, 6.750%, 03/28/23	1,655,500	1.0

		Turkey: 0.9%
375,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	399,998	0.3
1,000,000	#	Turkiye Is Bankasi, 5.000%, 04/30/20	1,023,750	0.6
			1,423,748	0.9

	Total Corporate Bonds/Notes
	(Cost $17,558,485)		16,866,485	10.5

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
19,000		1.875%, due 11/30/21	18,892	0.0

	Total U.S. Treasury Obligations
	(Cost $18,905)		18,892	0.0

FOREIGN GOVERNMENT BONDS: 79.5%
		Angola: 1.3%
2,050,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	2,047,438	1.3

		Argentina: 2.4%
2,388,341	±	Argentina Government International Bond, 2.500%, 12/31/38	1,229,996	0.7
1,402,038	±	Argentina Government International Bond, 8.280%, 12/31/33	1,258,329	0.8
1,400,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	1,442,000	0.9
			3,930,325	2.4

		Armenia: 0.9%
1,500,000	#	Republic of Armenia, 6.000%, 09/30/20	1,462,500	0.9

		Azerbaijan: 0.6%
1,000,000		Republic of Azerbaijan, 4.750%, 03/18/24	987,500	0.6

		Belarus: 2.2%
3,800,000		Republic of Belarus, 8.750%, 08/03/15	3,597,460	2.2

		Belize: 0.1%
250,000	#	Belize Government International Bond, 5.000%, 02/20/38	181,250	0.1

		Bolivia: 0.7%
1,000,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	1,057,500	0.7

		Brazil: 3.6%
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	826,000	0.5
4,340,000		Brazilian Government International Bond, 2.625%, 01/05/23	3,960,250	2.5
964,000		Brazilian Government International Bond, 5.000%, 01/27/45	949,540	0.6
			5,735,790	3.6

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Bulgaria: 0.5%
766,000		Bulgaria Government Bond, 8.250%, 01/15/15	$768,354	0.5

		Chile: 1.0%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,573,722	1.0

		Colombia: 1.8%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	372,400	0.2
500,000		Colombia Government International Bond, 6.125%, 01/18/41	602,500	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,998,750	1.2
			2,973,650	1.8

		Costa Rica: 0.9%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,012,000	0.6
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	499,500	0.3
			1,511,500	0.9

		Croatia: 3.2%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	1,041,000	0.6
1,000,000	#	Croatia Government International Bond, 5.500%, 04/04/23	1,041,000	0.6
3,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	3,144,000	2.0
			5,226,000	3.2

		Dominican Republic: 1.3%
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,076,250	0.7
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	1,067,500	0.6
			2,143,750	1.3

		Ecuador: 0.9%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	1,470,000	0.9

		Egypt: 0.7%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,186,500	0.7

		El Salvador: 0.8%
250,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	244,375	0.2
1,000,000	#	El Salvador Government International Bond, 6.375%, 01/18/27	1,007,500	0.6
			1,251,875	0.8

		Gabon: 0.4%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	703,835	0.4

		Guatemala: 1.3%
1,600,000		Guatemala Government Bond, 8.125%, 10/06/34	2,096,000	1.3

		Hungary: 2.7%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,353,125	0.9
750,000		Hungary Government International Bond, 6.250%, 01/29/20	846,562	0.5
500,000		Hungary Government International Bond, 7.625%, 03/29/41	667,250	0.4
1,500,000	#	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,494,750	0.9
			4,361,687	2.7

		Indonesia: 2.6%
2,450,000		Indonesia Government International Bond, 8.500%, 10/12/35	3,423,875	2.1
725,000	#	Majapahit Holding BV, 7.750%, 01/20/20	842,813	0.5
			4,266,688	2.6

		Ivory Coast: 1.5%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,364,250	1.5

		Kazakhstan: 1.2%
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	840,000	0.5
1,160,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,124,620	0.7
			1,964,620	1.2

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	526,250	0.3

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Latvia: 0.6%
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	$989,690	0.6

		Lebanon: 1.6%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,525,575	1.6

		Lithuania: 2.0%
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,543,625	1.6
600,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	726,750	0.4
			3,270,375	2.0

		Mexico: 4.8%
824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	883,328	0.6
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,038,750	0.6
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	490,546	0.3
5,200,000		Petroleos Mexicanos, 5.500%, 06/27/44	5,330,000	3.3
			7,742,624	4.8

		Morocco: 0.5%
500,000		Morocco Government International Bond, 4.250%, 12/11/22	508,750	0.3
250,000	#	Morocco Government International Bond, 5.500%, 12/11/42	258,508	0.2
			767,258	0.5

		Namibia: 1.0%
1,450,000		Namibia International Bonds, 5.500%, 11/03/21	1,529,750	1.0

		Nigeria: 0.3%
500,000	#	Nigeria Government International Bond, 6.375%, 07/12/23	493,750	0.3

		Pakistan: 0.5%
500,000		Pakistan Government International Bond, 6.875%, 06/01/17	511,250	0.3
294,000		Pakistan Government International Bond, 7.875%, 03/31/36	268,569	0.2
			779,819	0.5

		Panama: 3.0%
600,000		Panama Government International Bond, 4.300%, 04/29/53	567,000	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,032,500	0.6
1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,329,000	0.8
1,506,000		Panama Government International Bond, 6.700%, 01/26/36	1,954,035	1.2
			4,882,535	3.0

		Paraguay: 0.9%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,127,500	0.7
300,000	#	Republic of Paraguay, 4.625%, 01/25/23	307,500	0.2
			1,435,000	0.9

		Peru: 3.3%
1,000,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	955,000	0.6
3,500,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	3,342,500	2.1
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	1,018,132	0.6
			5,315,632	3.3

		Philippines: 4.4%
1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,313,750	0.8
3,000,000		Philippine Government International Bond, 7.750%, 01/14/31	4,331,250	2.7
400,000		Philippine Government International Bond, 8.375%, 06/17/19	510,200	0.3
670,000		Republic of the Philippines, 6.375%, 10/23/34	899,475	0.6
			7,054,675	4.4

		Poland: 2.4%
3,850,000		Poland Government International Bond, 3.000%, 03/17/23	3,843,663	2.4

		Romania: 1.7%
1,100,000	#	Romanian Government International Bond, 4.375%, 08/22/23	1,161,875	0.7
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,581,668	1.0
			2,743,543	1.7

		Russia: 3.9%
3,600,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	3,225,600	2.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Russia: (continued)
2,869,555		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	$2,982,902	1.9
			6,208,502	3.9

		South Africa: 2.1%
3,571,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	3,392,450	2.1

		Sri Lanka: 0.6%
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	892,838	0.6

		Tanzania: 0.5%
750,000		Tanzania Government International Bond, 6.329%, 03/09/20	787,500	0.5

		Trinidad And Tobago: 1.1%
875,000		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	892,500	0.6
714,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	846,090	0.5
			1,738,590	1.1

		Turkey: 3.8%
3,000,000		Turkey Government International Bond, 6.000%, 01/14/41	3,416,250	2.1
2,144,000		Turkey Government International Bond, 7.375%, 02/05/25	2,673,311	1.7
			6,089,561	3.8

		Ukraine: 2.0%
1,500,000		Ukraine Government International Bond, 6.750%, 11/14/17	937,575	0.6
3,500,000	#	Ukraine Government International Bond, 6.750%, 11/14/17	2,187,675	1.3
200,000		Ukraine Government International Bond, 7.800%, 11/28/22	124,000	0.1
			3,249,250	2.0

		Uruguay: 1.9%
1,250,000		Uruguay Government International Bond, 4.500%, 08/14/24	1,315,625	0.8
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	1,073,488	0.7
162,288	&	Uruguay Government International Bond, 7.875%, 01/15/33	223,957	0.1
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	396,750	0.3
			3,009,820	1.9

		Venezuela: 2.2%
2,438,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	1,109,290	0.7
1,000,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	442,500	0.3
3,300,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	1,476,750	0.9
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	583,125	0.3
			3,611,665	2.2

		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,359,060	0.8

		Zambia: 0.7%
1,000,000	#	Zambia Government International Bond, 8.500%, 04/14/24	1,097,075	0.7

	Total Foreign Government Bonds
	(Cost $131,761,740)		128,198,644	79.5

	Total Long-Term Investments
	(Cost $149,339,130)		145,084,021	90.0

SHORT-TERM INVESTMENTS: 7.9%
		U.S. Treasury Bills: 6.1%
10,000,000		United States Treasury Bill, 0.170%, 10/15/15
		(Cost $9,991,084)	9,986,300	6.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
2,844,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,844,000)	2,844,000	1.8

	Total Short-Term Investments
	(Cost $12,835,084)	12,830,300	7.9

	Total Investments in Securities (Cost $162,174,214)	$157,914,321	97.9
	Assets in Excess of Other Liabilities	3,410,322	2.1
	Net Assets	$161,324,643	100.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
±	Defaulted security

Cost for federal income tax purposes is $162,633,103.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,275,895
Gross Unrealized Depreciation	(8,994,677)

Net Unrealized Depreciation	$(4,718,782)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	79.5%
Energy	6.1
Financial	2.2
Utilities	1.9
Consumer, Non-cyclical	0.3
U.S. Treasury Notes	0.0
U.S. Treasury Bills	6.1
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	2.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$16,866,485	$–	$16,866,485
Short-Term Investments	2,844,000	9,986,300	–	12,830,300
U.S. Treasury Obligations	–	18,892	–	18,892
Foreign Government Bonds	–	128,198,644	–	128,198,644
Total Investments, at fair value	$2,844,000	$155,070,321	$–	$157,914,321
Other Financial Instruments+
Futures	178,525	–	–	178,525
Total Assets	$3,022,525	$155,070,321	$–	$158,092,846
Liabilities Table
Other Financial Instruments+
Futures	$(235,364)	$–	$–	$(235,364)
Total Liabilities	$(235,364)	$–	$–	$(235,364)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2014, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	12	03/31/15	$2,623,125	$(3,347)
U.S. Treasury 5-Year Note	59	03/31/15	7,016,852	1,167
U.S. Treasury Long Bond	46	03/20/15	6,649,875	177,358
			$16,289,852	$175,178

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(32)	03/20/15	$(4,057,500)	$(10,050)
U.S. Treasury Ultra Long Bond	(29)	03/20/15	(4,790,438)	(221,967)
			$(8,847,938)	$(232,017)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Emerging Markets Hard Currency Debt Fund as of December 31, 2014 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$178,525
Total Asset Derivatives		$178,525

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$235,364
Total Liability Derivatives		$235,364

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CREDIT-LINKED NOTES: 5.1%
			Colombia: 1.5%
	2,042,606	#	Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	$1,305,599	1.5

			Indonesia: 3.6%
IDR	40,000,000,000	#	JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	3,144,126	3.6

		Total Credit-Linked Notes
		(Cost $6,373,121)		4,449,725	5.1

FOREIGN GOVERNMENT BONDS: 77.1%
			Brazil: 6.3%
BRL	70,000	Z	Brazil Letras do Tesouro Nacional, 01/01/2016, 12.990%	23,298	0.0
BRL	5,500,000		Brazil Notas do Tesouro Nacional Series F, -0.020%, 01/01/17	2,070,031	2.4
BRL	9,500,000		Brazil Notas do Tesouro Nacional Series F, 0.840%, 01/01/21	3,398,503	3.9
				5,491,832	6.3

			Colombia: 3.8%
COP	2,700,000,000	#	Colombia Government International Bond, 7.000%, 05/04/22	1,147,486	1.3
COP	4,400,000,000	#	Colombia Government International Bond, 10.000%, 07/24/24	2,211,757	2.5
				3,359,243	3.8

			Czech Republic: 1.0%
CZK	20,000,000		Czech Republic Government Bond, 3.400%, 09/01/15	893,385	1.0

			Finland: 0.9%
TRY	1,800,000		Municipality Finance PLC, 14.500%, 04/24/15	783,903	0.9

			Hungary: 4.6%
HUF	108,000,000		Hungary Government Bond, 5.500%, 12/20/18	452,706	0.5
HUF	100,000,000		Hungary Government Bond, 6.500%, 06/24/19	437,615	0.5
HUF	220,000,000		Hungary Government Bond, 7.750%, 08/24/15	875,020	1.0
HUF	160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	727,364	0.8
HUF	330,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,553,563	1.8
				4,046,268	4.6

			Indonesia: 4.9%
IDR	15,000,000,000		Indonesia Treasury Bond, 8.250%, 06/15/32	1,218,712	1.4
IDR	10,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/24	840,735	1.0
IDR	10,000,000,000		Indonesia Treasury Bond, 8.375%, 03/15/34	817,771	0.9
IDR	16,000,000,000		Indonesia Treasury Bond, 9.000%, 03/15/29	1,388,702	1.6
				4,265,920	4.9

			Malaysia: 3.3%
MYR	6,500,000		Malaysia Government Bond, 3.480%, 03/15/23	1,775,596	2.0
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	574,549	0.7
MYR	1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	520,772	0.6
				2,870,917	3.3

			Mexico: 8.1%
MXN	15,700,000		Mexican Bonos, 6.500%, 06/10/21	1,122,887	1.3
MXN	12,000,000		Mexican Bonos, 8.000%, 12/17/15	849,492	1.0
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,598,797	1.8
MXN	40,000,000		Mexican Bonos, 10.000%, 12/05/24	3,557,859	4.0
				7,129,035	8.1

			Nigeria: 2.6%
NGN	150,000,000		Nigeria Government Bond, 4.000%, 04/23/15	800,820	0.9
NGN	147,330,000		Nigeria Government Bond, 13.050%, 08/16/16	783,747	0.9
NGN	20,860,000		Nigeria Government Bond, 16.390%, 01/27/22	119,347	0.1
NGN	100,000,000		Nigeria Government Bond, 16.000%, 06/29/19	560,109	0.7
				2,264,023	2.6

			Norway: 0.4%
ZAR	1,800,000		Kommunalbanken AS, 6.500%, 06/07/18	150,702	0.2

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Norway: (continued)
ZAR	2,720,000	Kommunalbanken AS, 6.680%, 02/24/15	$234,538	0.2
			385,240	0.4

		Peru: 0.7%
PEN	1,620,000	# Peruvian Government International Bond, 7.840%, 08/12/20	623,102	0.7

		Philippines: 0.7%
PHP	26,000,000	Philippine Government International Bond, 3.900%, 11/26/22	571,061	0.7

		Poland: 8.7%
PLN	8,000,000	Poland Government Bond, 3.750%, 04/25/18	2,385,374	2.7
PLN	4,000,000	Poland Government Bond, 4.000%, 10/25/23	1,273,185	1.5
PLN	11,500,000	Poland Government Bond, 5.750%, 10/25/21	3,948,224	4.5
			7,606,783	8.7

		Romania: 4.5%
RON	3,000,000	Romania Government Bond, 5.800%, 10/26/15	840,248	1.0
RON	10,800,000	Romania Government Bond, 6.000%, 04/30/16	3,094,131	3.5
			3,934,379	4.5

		Russia: 0.5%
RUB	34,001,000	Russian Federal Bond - OFZ, 7.050%, 01/19/28	352,603	0.4
RUB	10,000,000	Russian Federal Bond - OFZ, 7.600%, 04/14/21	117,695	0.1
			470,298	0.5

		South Africa: 4.9%
ZAR	11,303,122	South Africa Government Bond, 6.250%, 03/31/36	758,690	0.9
ZAR	3,000,000	South Africa Government Bond, 7.250%, 01/15/20	256,779	0.3
ZAR	31,400,000	South Africa Government Bond, 10.500%, 12/21/26	3,267,853	3.7
			4,283,322	4.9

		South Korea: 2.9%
MYR	6,000,000	Export-Import Bank of Korea, 4.070%, 02/02/17	1,715,403	1.9
MYR	3,000,000	Export-Import Bank of Korea, 4.500%, 07/01/15	860,832	1.0
			2,576,235	2.9

		Supranational: 4.2%
MYR	7,000,000	Asian Development Bank, 4.000%, 02/08/17	2,015,063	2.3
ZAR	12,000,000	European Investment Bank, 6.750%, 09/15/17	1,027,563	1.2
ZAR	7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	638,564	0.7
			3,681,190	4.2

		Thailand: 4.8%
THB	25,000,000	Thailand Government Bond, 3.125%, 12/11/15	767,738	0.9
THB	106,000,000	Thailand Government Bond, 3.625%, 06/16/23	3,460,243	3.9
			4,227,981	4.8

		Turkey: 9.3%
TRY	2,500,000	Turkey Government Bond, 6.300%, 02/14/18	1,031,516	1.2
TRY	11,000,000	Turkey Government Bond, 9.000%, 03/08/17	4,836,692	5.5
TRY	5,000,000	Turkey Government Bond, 9.500%, 01/12/22	2,331,284	2.6
			8,199,492	9.3

		Total Foreign Government Bonds
		(Cost $73,430,468)	67,663,609	77.1

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: –%
Options on Currencies: –%
5,000,000	@ Put USD vs. Call EUR, Strike @ 1.293, Exp. 01/05/15 Counterparty: Morgan Stanley	–	–

Total Purchased Options
	(Cost $23,250)	–	–

Total Long-Term Investments
	(Cost $79,826,839)	72,113,334	82.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 16.0%
	U.S. Treasury Bills: 12.5%
9,000,000	United States Treasury Bill, 0.030%, 04/02/15	8,999,208	10.2

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Bills (continued)
2,000,000	United States Treasury Bill, 0.170%, 10/15/15	$1,997,260	2.3
		10,996,468	12.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
3,102,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,102,000)	3,102,000	3.5

	Total Short-Term Investments
	(Cost $14,099,381)	14,098,468	16.0

	Total Investments in Securities (Cost $93,926,220)	$86,211,802	98.2
	Assets in Excess of Other Liabilities	1,573,558	1.8
	Net Assets	$87,785,360	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $94,224,431.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$686,352
Gross Unrealized Depreciation	(8,698,981)

Net Unrealized Depreciation	$(8,012,629)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	77.1%
Credit-Linked Notes	5.1
Options on Currencies	0.0
Short-Term Investments	3.5
U.S. Treasury Bills	12.5
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Purchased Options	$–	$–	$–	$–
Short-Term Investments	3,102,000	10,996,468	–	14,098,468
Credit-Linked Notes	–	4,449,725	–	4,449,725
Foreign Government Bonds	–	67,663,609	–	67,663,609
Total Investments, at fair value	$3,102,000	$83,109,802	$–	$86,211,802
Other Financial Instruments+
Forward Foreign Currency Contracts	–	957,981	–	957,981
Futures	5,427	–	–	5,427
OTC Swaps	–	21,853	–	21,853
Total Assets	$3,107,427	$84,089,636	$–	$87,197,063
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(556,433)	$–	$(556,433)
Futures	(1,968)	–	–	(1,968)
Total Liabilities	$(1,968)	$(556,433)	$–	$(558,401)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2014, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	395,247	Buy	02/27/15	$489,000	$478,522	$(10,478)
Barclays Bank PLC	EU Euro	4,058,442	Buy	02/27/15	5,000,000	4,913,514	(86,486)
BNP Paribas Bank	South African Rand	1,688,646	Buy	03/20/15	143,346	144,124	778
Citigroup, Inc.	EU Euro	2,523,499	Buy	02/27/15	3,122,000	3,055,175	(66,825)
Citigroup, Inc.	EU Euro	80,816	Buy	02/27/15	100,000	97,843	(2,157)
Citigroup, Inc.	Romanian New Leu	1,244	Buy	03/20/15	337	335	(2)
Citigroup, Inc.	Czech Koruna	41,720,128	Buy	03/20/15	1,875,628	1,824,315	(51,313)
Citigroup, Inc.	South African Rand	37,587,795	Buy	03/20/15	3,179,128	3,208,080	28,952
Deutsche Bank AG	South African Rand	75,175,590	Buy	03/20/15	6,335,965	6,416,159	80,194
Deutsche Bank AG	Hungarian Forint	79,416,484	Buy	03/20/15	316,653	302,940	(13,713)
Deutsche Bank AG	Polish Zloty	4,052,084	Buy	03/20/15	1,199,906	1,140,532	(59,374)
Deutsche Bank AG	Thai Baht	61,455,633	Buy	02/27/15	1,856,666	1,862,714	6,048
HSBC Bank PLC	Russian Ruble	65,752,000	Buy	03/20/15	1,000,639	1,081,281	80,642
HSBC Bank PLC	Russian Ruble	59,750,538	Buy	03/20/15	884,014	982,588	98,574
HSBC Bank PLC	Colombian Peso	1,000,974,966	Buy	03/20/15	404,778	419,432	14,654
HSBC Bank PLC	Peruvian Nuevo Sol	80	Buy	03/20/15	27	27	0
HSBC Bank PLC	Malaysian Ringgit	11,924,609	Buy	02/27/15	3,527,782	3,388,497	(139,285)
Morgan Stanley	Singapore Dollar	29,178	Buy	02/27/15	22,035	22,003	(32)
Morgan Stanley	EU Euro	114,878	Buy	02/27/15	143,000	139,082	(3,918)
Morgan Stanley	Hungarian Forint	5,940,000	Buy	03/20/15	22,872	22,659	(213)
Morgan Stanley	Mexican Peso	24,800,503	Buy	03/20/15	1,674,911	1,672,868	(2,043)
Morgan Stanley	South African Rand	37,267,460	Buy	03/20/15	3,160,000	3,180,740	20,740
Morgan Stanley	Brazilian Real	7,000,653	Buy	03/20/15	2,496,221	2,577,785	81,564
Morgan Stanley	Chilean Peso	68,559,615	Buy	03/20/15	109,695	112,139	2,444
Morgan Stanley	Mexican Peso	23,629,131	Buy	03/20/15	1,585,901	1,593,855	7,954
Morgan Stanley	Turkish Lira	858,859	Buy	03/20/15	355,738	361,666	5,928
Morgan Stanley	Indonesian Rupiah	6,892,470,000	Buy	02/27/15	559,000	548,985	(10,015)
UBS AG	South African Rand	9,418,649	Buy	01/16/15	798,880	812,343	13,463
							$(3,919)

Barclays Bank PLC	EU Euro	4,026,478	Sell	02/27/15	$5,000,000	$4,874,816	$125,184
Barclays Bank PLC	Czech Koruna	41,720,128	Sell	03/20/15	1,885,282	1,824,315	60,967

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Indonesian Rupiah	923,025,000	Sell	02/27/15	$75,000	$73,519	$1,481
BNP Paribas Bank	Malaysian Ringgit	8,209,571	Sell	02/27/15	2,331,602	2,332,832	(1,230)
BNP Paribas Bank	South African Rand	37,193,200	Sell	03/20/15	3,160,000	3,174,402	(14,402)
BNP Paribas Bank	Thai Baht	28,531,818	Sell	02/27/15	861,000	864,796	(3,796)
Citigroup, Inc.	South African Rand	9,418,649	Sell	01/16/15	837,616	812,343	25,273
Citigroup, Inc.	South African Rand	75,175,590	Sell	03/20/15	6,339,788	6,416,160	(76,372)
Citigroup, Inc.	EU Euro	83,322	Sell	02/27/15	104,000	100,877	3,123
Deutsche Bank AG	Czech Koruna	20,860,064	Sell	03/20/15	947,692	912,158	35,534
Deutsche Bank AG	Philippine Peso	8,609,698	Sell	02/27/15	190,776	191,897	(1,121)
Deutsche Bank AG	Indonesian Rupiah	10,209,432,500	Sell	02/27/15	823,341	813,181	10,160
Goldman Sachs & Co.	EU Euro	3,724,717	Sell	02/27/15	4,651,553	4,509,477	142,076
HSBC Bank PLC	Romanian New Leu	7,196,007	Sell	03/20/15	1,998,891	1,938,784	60,107
Morgan Stanley	EU Euro	397,641	Sell	02/27/15	489,000	481,420	7,580
Morgan Stanley	EU Euro	2,516,283	Sell	02/27/15	3,091,000	3,046,439	44,561
UBS AG	South African Rand	9,418,649	Sell	03/20/15	790,214	803,872	(13,658)
							$405,467

At December 31, 2014, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	5	03/20/15	$633,984	$(1,403)
U.S. Treasury 5-Year Note	4	03/31/15	475,719	592
			$1,109,703	$(811)
Short Contracts
U.S. Treasury 2-Year Note	(16)	03/31/15	(3,497,500)	4,835
U.S. Treasury Ultra Long Bond	(1)	03/20/15	(165,188)	(565)
			$(3,662,688)	$4,270

At December 31, 2014, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR	7,500,000	$16,424	$–	$16,424
Receive a fixed rate equal to 6.530% and pay a floating rate based on 3-month ZAR-JIBAR-SAFEX Counterparty: Deutsche Bank AG	11/13/15	ZAR	165,000,000	5,429	–	5,429
				$21,853	$–	$21,853

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$957,981
Interest rate contracts	Futures contracts	5,427
Interest rate contracts	Interest rate swaps	21,853
Total Asset Derivatives		$985,261

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$556,433
Interest rate contracts	Futures contracts	1,968
Total Liability Derivatives		$558,401

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2014:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	Morgan Stanley	UBS AG	Totals
Assets:
Forward foreign currency contracts	$187,632	$778	$57,348	$131,936	$142,076	$253,977	$170,771	$13,463	$957,981
Interest rate swaps	16,424	-	-	5,429	-	-	-	-	21,853
Total Assets	$204,056	$778	$57,348	$137,365	$142,076	$253,977	$170,771	$13,463	$979,834

Liabilities:
Forward foreign currency contracts	$96,964	$19,428	$196,669	$74,208	$-	$139,285	$16,221	$13,658	$556,433
Total Liabilities	$96,964	$19,428	$196,669	$74,208	$-	$139,285	$16,221	$13,658	$556,433

Net OTC derivative instruments by counterparty, at fair value	$107,092	$(18,650)	$(139,321)	$63,157	$142,076	$114,692	$154,550	$(195)	423,401

Total collateral pledged by the Fund/(Received from counterparty)	$-	$260,000	$-	$-	$-	$-	$-	$-	$260,000

Net Exposure(1)	$107,092	$241,350	$(139,321)	$63,157	$142,076	$114,692	$154,550	$(195)	$683,401

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 89.6%
		Basic Materials: 4.2%
1,000,000	#	Anglo American Capital PLC, 4.125%, 04/15/21	$1,004,736	0.9
560,000		Freeport-McMoRan, Inc., 4.550%, 11/14/24	544,841	0.5
600,000	#	Georgia-Pacific LLC, 3.163%, 11/15/21	604,491	0.5
350,000	#	Glencore Funding LLC, 2.500%, 01/15/19	344,964	0.3
696,000		Monsanto Co., 4.200%, 07/15/34	727,624	0.6
500,000		Mosaic Co/The, 4.250%, 11/15/23	528,574	0.5
325,000		Teck Resources Ltd, 2.500%, 02/01/18	315,513	0.3
650,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	686,733	0.6
			4,757,476	4.2

		Communications: 16.1%
325,000		21st Century Fox America, Inc., 4.000%, 10/01/23	345,716	0.3
1,122,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	1,115,148	1.0
1,000,000		Amazon.com, Inc., 3.800%, 12/05/24	1,026,587	0.9
900,000		AT&T, Inc., 4.800%, 06/15/44	920,696	0.8
250,000		AT&T, Inc., 5.350%, 09/01/40	271,679	0.2
400,000		CBS Corp., 3.700%, 08/15/24	399,705	0.4
190,000		CBS Corp., 5.900%, 10/15/40	223,195	0.2
325,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 04/15/23	323,394	0.3
1,136,000	#	Cox Communications, Inc., 4.800%, 02/01/35	1,187,354	1.0
150,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.550%, 03/15/15	150,902	0.1
1,000,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.950%, 01/15/25	1,009,944	0.9
600,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	622,310	0.5
500,000		Discovery Communications LLC, 4.875%, 04/01/43	517,507	0.5
512,000		eBay, Inc., 3.450%, 08/01/24	504,439	0.4
500,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/24	512,384	0.4
516,000		Motorola Solutions, Inc., 4.000%, 09/01/24	520,140	0.5
284,000		News America, Inc., 6.150%, 02/15/41	362,740	0.3
900,000	#	Telecom Italia SpA, 5.303%, 05/30/24	914,625	0.8
628,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	646,358	0.6
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	441,291	0.4
450,000		Time Warner Cable, Inc., 5.875%, 11/15/40	538,483	0.5
330,000		Time Warner, Inc., 4.050%, 12/15/23	346,834	0.3
500,000		Time Warner, Inc., 4.900%, 06/15/42	528,834	0.5
1,040,000		Verizon Communications, Inc., 3.500%, 11/01/24	1,023,903	0.9
423,000	#	Verizon Communications, Inc., 4.862%, 08/21/46	435,580	0.4
419,000	#	Verizon Communications, Inc., 5.012%, 08/21/54	435,378	0.4
900,000		Verizon Communications, Inc., 5.150%, 09/15/23	994,513	0.9
410,000		Verizon Communications, Inc., 6.400%, 09/15/33	505,917	0.4
420,000		Verizon Communications, Inc., 6.550%, 09/15/43	538,871	0.5
500,000		Viacom, Inc., 4.375%, 03/15/43	462,198	0.4
500,000		Viacom, Inc., 4.850%, 12/15/34	513,297	0.4
			18,339,922	16.1

		Consumer, Cyclical: 5.4%
738,000		Bed Bath & Beyond, Inc., 4.915%, 08/01/34	762,946	0.7
514,000		CVS Caremark Corp., 3.375%, 08/12/24	520,023	0.4
1,130,000		General Motors Co., 5.000%, 04/01/35	1,180,387	1.0
300,000		Kohl's Corp., 4.750%, 12/15/23	321,649	0.3
816,000	#	Tiffany & Co., 4.900%, 10/01/44	844,302	0.7
890,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	929,864	0.8
554,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	586,469	0.5
400,000		Whirlpool Corp., 4.000%, 03/01/24	416,960	0.4
600,000		Yum! Brands, Inc., 5.350%, 11/01/43	658,618	0.6
			6,221,218	5.4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 13.7%
451,000		Actavis Funding SCS, 3.850%, 06/15/24	$454,176	0.4
700,000		Altria Group, Inc., 5.375%, 01/31/44	799,926	0.7
450,000		AmerisourceBergen Corp., 3.400%, 05/15/24	451,104	0.4
507,000		Amgen, Inc., 3.625%, 05/22/24	516,333	0.5
1,000,000		Becton Dickinson and Co., 3.734%, 12/15/24	1,031,246	0.9
441,000		CareFusion Corp., 3.875%, 05/15/24	455,980	0.4
500,000		Celgene Corp., 3.625%, 05/15/24	511,551	0.4
513,000		Express Scripts Holding Co., 3.500%, 06/15/24	512,221	0.5
580,000		Gilead Sciences, Inc., 4.500%, 02/01/45	622,504	0.5
536,000		Mead Johnson Nutrition Co., 4.600%, 06/01/44	565,138	0.5
400,000		Medtronic, Inc., 3.625%, 03/15/24	416,007	0.4
1,708,000	#	Medtronic, Inc., 4.625%, 03/15/45	1,859,235	1.6
400,000		Molson Coors Brewing Co., 5.000%, 05/01/42	435,858	0.4
545,000		PepsiCo, Inc., 4.250%, 10/22/44	571,206	0.5
665,000		Perrigo Finance plc, 4.900%, 12/15/44	707,497	0.6
600,000		Philip Morris International, Inc., 3.250%, 11/10/24	602,558	0.5
351,000		Reynolds American, Inc., 4.850%, 09/15/23	378,481	0.3
500,000		Reynolds American, Inc., 6.150%, 09/15/43	581,936	0.5
500,000		St Jude Medical, Inc., 3.250%, 04/15/23	500,747	0.4
600,000		Synchrony Financial, 3.000%, 08/15/19	606,949	0.5
650,000		Synchrony Financial, 4.250%, 08/15/24	667,753	0.6
512,000		Sysco Corp., 3.500%, 10/02/24	528,770	0.5
511,000		Sysco Corp., 4.350%, 10/02/34	551,958	0.5
400,000		Sysco Corp., 4.500%, 10/02/44	435,689	0.4
790,000		Tyson Foods, Inc., 4.875%, 08/15/34	869,365	0.8
			15,634,188	13.7

		Energy: 10.4%
250,000		Apache Corp., 3.625%, 02/01/21	253,073	0.2
575,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	491,604	0.4
520,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	521,978	0.5
759,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	717,631	0.6
650,000		Enbridge, Inc., 4.000%, 10/01/23	635,942	0.6
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	484,671	0.4
602,000		Ensco PLC, 5.750%, 10/01/44	598,493	0.5
860,000		Enterprise Products Operating LLC, 4.950%, 10/15/54	884,101	0.8
1,130,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	1,161,642	1.0
779,000		Marathon Petroleum Corp., 3.625%, 09/15/24	764,967	0.7
250,000		Noble Holding International Ltd., 3.050%, 03/01/16	252,312	0.2
315,000		ONEOK Partners L.P., 6.200%, 09/15/43	346,581	0.3
570,000		Phillips 66, 4.650%, 11/15/34	586,118	0.5
580,000		Rowan Cos, Inc., 5.850%, 01/15/44	536,679	0.5
1,170,000		Statoil ASA, 2.450%, 01/17/23	1,117,998	1.0
862,000		Suncor Energy, Inc., 3.600%, 12/01/24	854,959	0.8
250,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	240,159	0.2
467,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	473,131	0.4
500,000		Transocean, Inc., 3.800%, 10/15/22	405,817	0.4
243,000		Transocean, Inc., 4.950%, 11/15/15	243,658	0.2
250,000		Williams Partners L.P., 3.800%, 02/15/15	250,793	0.2
			11,822,307	10.4

		Financial: 30.2%
300,000		American International Group, Inc., 3.375%, 08/15/20	312,038	0.3
1,100,000		Air Lease Corp., 2.125%, 01/15/18	1,083,500	1.0
850,000		American Express Co., 5.200%, 05/29/49	867,779	0.8
700,000		American International Group, Inc., 4.500%, 07/16/44	742,642	0.7
300,000		American Tower Corp., 4.700%, 03/15/22	315,027	0.3
300,000		American Tower Corp., 5.000%, 02/15/24	318,724	0.3
520,000		Bank of America Corp., 4.250%, 10/22/26	519,549	0.5
800,000		Bank of America Corp., 4.200%, 08/26/24	815,946	0.7

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
700,000		Bank of America Corp., 4.000%, 04/01/24	$729,702	0.6
350,000		Bank of America Corp., 4.875%, 04/01/44	388,244	0.3
650,000		Bank of America Corp., 6.500%, 10/29/49	663,260	0.6
200,000	#	Barclays Bank PLC, 6.050%, 12/04/17	220,532	0.2
600,000	#	BPCE SA, 4.500%, 03/15/25	587,460	0.5
800,000		Citigroup, Inc., 4.000%, 08/05/24	804,170	0.7
550,000		Citigroup, Inc., 5.300%, 05/06/44	604,953	0.5
800,000		Citigroup, Inc., 5.800%, 11/29/49	802,000	0.7
550,000		Citigroup, Inc., 6.300%, 12/29/49	543,125	0.5
512,000		Comerica, Inc., 3.800%, 07/22/26	516,824	0.5
700,000	#	Credit Suisse AG, 6.500%, 08/08/23	770,155	0.7
1,000,000		Credit Suisse/New York NY, 3.625%, 09/09/24	1,018,480	0.9
851,000		Ford Motor Co., 2.597%, 11/04/19	847,376	0.7
633,000		Ford Motor Co., 3.000%, 06/12/17	649,885	0.6
500,000		General Electric Capital Corp., 3.100%, 01/09/23	506,783	0.4
300,000		General Electric Capital Corp., 4.375%, 09/16/20	328,987	0.3
300,000		General Electric Capital Corp., 7.125%, 12/15/49	350,250	0.3
300,000		Genworth Holdings, Inc., 4.900%, 08/15/23	243,324	0.2
1,000,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	1,039,342	0.9
500,000		Goldman Sachs Group, Inc., 5.700%, 12/29/49	507,625	0.4
600,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	755,874	0.7
400,000	#	HBOS PLC, 6.750%, 05/21/18	446,798	0.4
900,000		HSBC Holdings PLC, 6.375%, 12/29/49	910,125	0.8
631,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	613,532	0.5
1,000,000		JPMorgan Chase & Co., 3.375%, 05/01/23	990,381	0.9
566,000		JPMorgan Chase & Co., 4.125%, 12/15/26	565,778	0.5
500,000		JPMorgan Chase & Co., 6.125%, 12/29/49	501,245	0.4
500,000		Kilroy Realty L.P., 4.250%, 08/15/29	501,393	0.4
500,000		Kilroy Realty L.P., 4.800%, 07/15/18	539,283	0.5
500,000		Kimco Realty Corp., 3.200%, 05/01/21	507,487	0.4
800,000		Lloyds Banking Group PLC, 4.500%, 11/04/24	808,906	0.7
500,000		Lloyds Banking Group PLC, 7.500%, 04/30/49	510,000	0.4
927,000		MetLife, Inc., 4.721%, 12/15/44	1,035,389	0.9
950,000		Morgan Stanley, 3.700%, 10/23/24	964,909	0.8
1,000,000		Morgan Stanley, 4.350%, 09/08/26	1,007,348	0.9
400,000		Morgan Stanley, 5.000%, 11/24/25	427,386	0.4
500,000		Morgan Stanley, 5.450%, 12/29/49	501,525	0.4
1,000,000		Popular, Inc., 7.000%, 07/01/19	1,005,000	0.9
901,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/24	904,673	0.8
500,000		Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	509,539	0.4
500,000		Royal Bank of Scotland Group PLC, 6.000%, 12/19/23	542,144	0.5
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	503,588	0.4
506,000		Wells Fargo & Co., 4.100%, 06/03/26	517,866	0.5
1,100,000		Wells Fargo & Co., 4.650%, 11/04/44	1,139,678	1.0
175,000		Wells Fargo & Co., 5.375%, 11/02/43	199,872	0.2
500,000		Wells Fargo & Co., 5.900%, 12/29/49	505,000	0.4
			34,512,401	30.2

		Industrial: 2.1%
285,000		Boeing Co., 2.850%, 10/30/24	283,811	0.2
513,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	552,893	0.5
520,000		Ingersoll-Rand Luxembourg Finance SA, 3.550%, 11/01/24	517,894	0.5
519,000		Packaging Corp. of America, 3.650%, 09/15/24	511,932	0.4
547,000		Tyco Electronics Group SA, 3.450%, 08/01/24	558,693	0.5
			2,425,223	2.1

		Technology: 1.2%
500,000		Fidelity National Information Services, Inc., 3.875%, 06/05/24	506,020	0.4
320,000		Hewlett-Packard Co., 2.600%, 09/15/17	326,242	0.3
524,000		Oracle Corp., 4.300%, 07/08/34	562,140	0.5
			1,394,402	1.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 6.3%
455,000	Appalachian Power Co., 4.400%, 05/15/44	$480,121	0.4
344,000	CMS Energy Corp., 4.700%, 03/31/43	368,080	0.3
50,000	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	53,794	0.1
100,000	Detroit Edison Co, 3.450%, 10/01/20	104,953	0.1
1,000,000	Dominion Gas Holdings LLC, 4.600%, 12/15/44	1,051,850	0.9
419,000	Duke Energy Corp., 5.050%, 09/15/19	468,771	0.4
1,117,000	# EDP Finance BV, 4.125%, 01/15/20	1,125,070	1.0
324,000	FirstEnergy Corp., 2.750%, 03/15/18	326,779	0.3
250,000	# Jersey Central Power & Light Co., 4.700%, 04/01/24	267,398	0.2
334,000	PPL Capital Funding, Inc., 3.400%, 06/01/23	335,235	0.3
421,000	PPL Capital Funding, Inc., 4.200%, 06/15/22	446,703	0.4
505,000	Progress Energy, Inc., 3.150%, 04/01/22	512,386	0.5
250,000	Public Service Co. of Colorado, 3.200%, 11/15/20	260,436	0.2
438,000	Public Service Electric & Gas Co., 3.750%, 03/15/24	466,786	0.4
102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	109,492	0.1
315,000	Southern Co, 2.450%, 09/01/18	321,746	0.3
468,000	Union Electric Co., 3.500%, 04/15/24	488,783	0.4
		7,188,383	6.3

	Total Corporate Bonds/Notes
	(Cost $98,918,198)	102,295,520	89.6

U.S. TREASURY OBLIGATIONS: 6.4%
	U.S. Treasury Bonds: 1.1%
1,205,000	3.125%, due 08/15/44	1,297,540	1.1

	U.S. Treasury Notes: 5.3%
1,030,000	1.500%, due 11/30/19	1,023,321	0.9
4,931,000	2.250%, due 11/15/24	4,964,901	4.4
		5,988,222	5.3

	Total U.S. Treasury Obligations
	(Cost $7,203,385)	7,285,762	6.4

	Total Investments in Securities (Cost $106,121,583)	$109,581,282	96.0
	Assets in Excess of Other Liabilities	4,570,475	4.0
	Net Assets	$114,151,757	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $106,134,938.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,879,723
Gross Unrealized Depreciation	(433,379)

Net Unrealized Appreciation	$3,446,344

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$102,295,520	$–	$102,295,520
U.S. Treasury Obligations	–	7,285,762	–	7,285,762
Total Investments, at fair value	$–	$109,581,282	$–	$109,581,282
Liabilities Table
Other Financial Instruments+
Futures	$(729,245)	$–	$–	$(729,245)
Total Liabilities	$(729,245)	$–	$–	$(729,245)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2014, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	142	03/31/15	$31,040,314	$(42,244)
U.S. Treasury 5-Year Note	79	03/31/15	9,395,446	(395)
			$40,435,760	$(42,639)
Short Contracts
U.S. Treasury 10-Year Note	(141)	03/20/15	(17,878,360)	(95,103)
U.S. Treasury Long Bond	(12)	03/20/15	(1,734,750)	(46,920)
U.S. Treasury Ultra Long Bond	(75)	03/20/15	(12,389,063)	(544,583)
			$(32,002,173)	$(686,606)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Investment Grade Credit Fund as of December 31, 2014 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$729,245
Total Liability Derivatives		$729,245

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 75.6%
		United States: 75.6%
1,253,625		Alternative Loan Trust 2005-31, 0.450%, 08/25/35	$1,026,973	1.0
911,640		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	847,553	0.8
1,845,946		Alternative Loan Trust 2005-J2, 0.570%, 04/25/35	1,621,151	1.6
973,251		Alternative Loan Trust 2006-18CB A11, 0.670%, 07/25/36	690,238	0.7
964,862		Alternative Loan Trust 2006-19CB A12, 0.570%, 08/25/36	674,632	0.7
2,000,000	#	BAMLL Re-REMIC Trust 2014-FRR7 A, 2.420%, 10/26/44	1,970,767	1.9
1,500,000		Banc of America Commercial Mortgage Trust 2007-3, 5.547%, 06/10/49	1,502,135	1.5
1,000,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.821%, 02/10/51	1,039,868	1.0
140,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.152%, 09/10/47	144,136	0.1
2,000,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.155%, 07/10/45	1,951,638	1.9
501,103		Bear Stearns Alternative-A Trust, 2.554%, 05/25/35	482,652	0.5
1,462,616		Bear Stearns Alternative-A Trust, 2.612%, 09/25/35	1,257,802	1.2
1,500,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, 5.232%, 02/13/46	1,562,450	1.5
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.345%, 02/13/42	1,881,679	1.8
2,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.575%, 04/12/38	1,984,712	1.9
558,808		Chase Mortgage Finance Trust Series 2007-A1, 2.535%, 02/25/37	523,586	0.5
608,009		CHL Mortgage Pass-Through Trust 2007-14, 0.570%, 09/25/37	503,082	0.5
750,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 4.878%, 09/10/45	757,449	0.7
1,402,964		Citigroup Mortgage Loan Trust 2006-AR2, 2.696%, 03/25/36	1,293,228	1.3
1,326,435	#	Citigroup Mortgage Loan Trust 2013-7, 2.353%, 08/25/36	1,074,685	1.0
1,303,426		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2, 2.556%, 08/25/35	1,212,280	1.2
638,723		Citigroup Mortgage Loan Trust, Inc., 2.626%, 03/25/36	616,336	0.6
583,865		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	486,932	0.5
1,500,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	1,530,372	1.5
59,535,000	#,^	COMM 2014-FL4 Mortgage Trust, 1.995%, 05/13/16	1,567,515	1.5
12,445,509	^	Commercial Mortgage Pass Through Certificates, 1.211%, 05/10/47	927,536	0.9
14,879,882	^	Commercial Mortgage Pass Through Certificates, 1.421%, 04/10/47	1,234,001	1.2
8,562,288	^	Commercial Mortgage Trust, 1.773%, 01/10/46	719,300	0.7
221,000		Commercial Mortgage Trust, 6.124%, 11/15/44	230,364	0.2
1,300,592		Countrywide Home Loan Mortgage Pass-through Trust, 2.418%, 11/25/34	1,240,038	1.2
500,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 5.898%, 09/15/39	523,113	0.5
1,500,000		Credit Suisse First Boston Mortgage Securities Corp., 5.203%, 02/15/38	1,497,239	1.4
3,130,711	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.374%, 11/10/46	72,644	0.1
911,621	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.369%, 06/27/37	917,090	0.9

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
861,891		Fannie Mae Connecticut Avenue Securities, 1.120%, 05/25/24	$845,698	0.8
1,063,072		First Horizon Mortgage Pass-Through Trust 2006-AR4, 2.555%, 01/25/37	926,813	0.9
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.920%, 10/25/24	989,378	1.0
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.770%, 04/25/24	461,157	0.4
1,000,000		GCCFC Commercial Mortgage Trust, 5.237%, 04/10/37	1,006,888	1.0
1,000,000		GCCFC Commercial Mortgage Trust, 6.051%, 12/10/49	1,048,672	1.0
1,500,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.282%, 05/10/43	1,482,983	1.4
531,786		GSR Mortgage Loan Trust 2005-AR5, 2.585%, 10/25/35	478,922	0.5
1,232,077		GSR Mortgage Loan Trust, 2.630%, 01/25/36	1,152,057	1.1
1,187,436		HomeBanc Mortgage Trust 2006-2 A2, 0.390%, 12/25/36	1,037,078	1.0
1,000,000	#	Jefferies Resecuritization Trust 2009-R6, 5.015%, 03/26/36	987,844	1.0
1,000,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.397%, 07/15/46	1,086,078	1.0
2,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	2,014,030	1.9
1,877,084	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4, 7.990%, 07/15/46	2,067,148	2.0
1,809,334		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	1,665,561	1.6
542,264		JP Morgan Mortgage Trust 2007-A3, 2.627%, 05/25/37	468,674	0.5
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C7, 5.350%, 11/15/40	2,024,508	2.0
700,000		Merrill Lynch Mortgage Investors, Inc., 0.550%, 08/25/35	649,889	0.6
1,600,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	1,597,618	1.5
300,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.251%, 09/15/47	323,705	0.3
2,000,000	#	Morgan Stanley Reremic Trust, 0.250%, 07/27/49	1,742,400	1.7
2,000,000	#	NorthStar 2012-1 Mortgage Trust, 4.400%, 08/25/29	2,009,793	1.9
1,000,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	1,027,295	1.0
679,814		Structured Adjustable Rate Mortgage Loan Trust, 2.503%, 03/25/35	669,893	0.6
1,500,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.723%, 05/15/43	1,491,476	1.4
300,000		Wachovia Bank Commercial Mortgage Trust Series, 5.941%, 02/15/51	306,335	0.3
1,288,489		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A2, 2.476%, 10/20/35	1,209,980	1.2
1,170,035		WaMu 2005-AR16 1A1 12/35, 2.339%, 12/25/35	1,118,743	1.1
1,896,776		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	1,743,189	1.7
1,656,462		WaMu Mortgage Pass Through Certificates, 2.233%, 09/25/36	1,494,498	1.4
963,342		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 1.957%, 11/25/36	857,405	0.8
1,807,951		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.509%, 08/25/36	1,658,423	1.6
970,119		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 Trust 1A1, 2.195%, 12/25/36	876,132	0.8
893,206		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-5 A6, 6.000%, 06/25/37	784,977	0.8

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,415,741		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.400%, 01/25/47	$989,971	1.0
1,060,644		WaMu Mortgage Pass-through Certificates, 2.301%, 02/25/37	917,127	0.9
723,829		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	660,688	0.6
873,669		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.613%, 05/25/36	829,455	0.8

	Total Collateralized Mortgage Obligations
	(Cost $78,181,209)		78,267,657	75.6

ASSET-BACKED SECURITIES: 20.8%
		Cayman Islands: 14.6%
500,000	#	Apidos CDO IV 2006-4A D, 1.734%, 10/27/18	487,153	0.5
500,000	#	Atrium V, 0.922%, 07/20/20	485,154	0.5
1,000,000	#	Belhurst CLO Ltd., 1.931%, 01/15/20	997,342	0.9
500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.933%, 03/17/21	484,888	0.5
500,000	#	Callidus Debt Partners Clo Fund VI Ltd., 3.231%, 10/23/21	485,410	0.5
500,000	#	Carlyle High Yield Partners IX Ltd., 1.840%, 08/01/21	478,955	0.4
500,000	#	Carlyle Veyron CLO Ltd., 0.911%, 07/15/18	496,191	0.5
240,743	#	CIFC Funding 2006-II Ltd., 4.234%, 03/01/21	236,908	0.2
250,000	#	ColumbusNova CLO IV Ltd 2007-II, 2.481%, 10/15/21	244,820	0.2
500,000	#	ColumbusNova CLO Ltd 2006-II, 1.732%, 04/04/18	487,950	0.5
500,000	#	Emporia Preferred Funding III Ltd. 2007-3A B, 0.681%, 04/23/21	486,355	0.5
1,000,000	#	Fraser Sullivan CLO II Ltd., 1.747%, 12/20/20	968,061	0.9
500,000	#	Gallatin CLO III Ltd. 2007-1A A2L, 0.572%, 05/15/21	487,902	0.5
750,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.643%, 06/17/21	717,721	0.7
700,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.532%, 08/07/21	696,714	0.7
500,000	#	Jersey Street CLO Ltd., 0.981%, 10/20/18	494,032	0.5
250,000	#	Landmark IX CDO Ltd., 1.681%, 04/15/21	237,521	0.2
750,000	#	LCM V Ltd., 3.647%, 03/21/19	735,838	0.7
1,000,000	#	Lightpoint CLO V 2006-5A B, 2.031%, 04/15/18	999,919	1.0
750,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.005%, 03/25/20	746,399	0.7
213,621	#	Madison Park Funding IV Ltd., 3.847%, 03/22/21	207,168	0.2
500,000	#	Madison Park Funding Ltd., 2.055%, 03/25/20	490,375	0.5
500,000	#	Madison Park Funding Ltd., 3.484%, 07/26/21	496,916	0.5
1,000,000	#	Muir Grove CLO Ltd., 3.234%, 03/25/20	998,526	0.9
500,000	#	Northwoods Capital VII Ltd., 3.732%, 10/22/21	500,124	0.5
250,000	#	Sierra CLO II Ltd., 1.632%, 01/22/21	241,752	0.2
750,000	#	St James River CLO Ltd. 2007-1A D, 2.539%, 06/11/21	735,338	0.7
			15,125,432	14.6

		Ireland: 0.7%
750,000	#	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.483%, 08/13/19	707,698	0.7

		United States: 5.5%
1,500,000	#	American Residential Properties 2014-SFR1 Trust, 2.512%, 09/17/31	1,495,058	1.4
1,424,125		FBR Securitization Trust, 0.835%, 10/25/35	1,186,177	1.2
1,225,000		First NLC Trust 2005-2, 0.690%, 09/25/35	918,888	0.9
600,000		JP Morgan Mortgage Acquisition Trust 2007-CH5, 0.330%, 05/25/37	541,680	0.5
715,003		RAMP Series 2004-RS5 Trust, 5.750%, 05/25/34	674,152	0.7

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States: (continued)
1,000,000	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5, 0.340%, 12/25/36	$850,723	0.8
		5,666,678	5.5

	Total Asset-Backed Securities
	(Cost $21,463,175)	21,499,808	20.8

	Total Long-Term Investments
	(Cost $99,644,384)	99,767,465	96.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Mutual Funds: 2.0%
2,061,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,061,000)	2,061,000	2.0

	Total Short-Term Investments
	(Cost $2,061,000)	2,061,000	2.0

	Total Investments in Securities (Cost $101,705,384)	$101,828,465	98.4
	Assets in Excess of Other Liabilities	1,700,692	1.6
	Net Assets	$103,529,157	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of December 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$512,512
Gross Unrealized Depreciation	(389,431)

Net Unrealized Appreciation	$123,081

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	75.6%
Other Asset-Backed Securities	19.9
Home Equity Asset-Backed Securities	0.9
Short-Term Investments	2.0
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$78,267,657	$–	$78,267,657
Short-Term Investments	2,061,000	–	–	2,061,000
Asset-Backed Securities	–	21,499,808	–	21,499,808
Total Investments, at fair value	$2,061,000	$99,767,465	$–	$101,828,465
Other Financial Instruments+
Futures	158,056	–	–	158,056
Total Assets	$2,219,056	$99,767,465	$–	$101,986,521
Liabilities Table
Other Financial Instruments+
Futures	$(99,072)	$–	$–	$(99,072)
Total Liabilities	$(99,072)	$–	$–	$(99,072)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2014, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	53	03/31/15	$11,585,469	$(18,543)
U.S. Treasury 5-Year Note	191	03/31/15	22,715,571	(42,784)
U.S. Treasury Long Bond	22	03/20/15	3,180,375	(18,187)
U.S. Treasury Ultra Long Bond	40	03/20/15	6,607,500	158,056
			$44,088,915	$78,542
Short Contracts
U.S. Treasury 10-Year Note	(34)	03/20/15	(4,311,094)	(19,558)
			$(4,311,094)	$(19,558)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Securitized Credit Fund as of December 31, 2014 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$158,056
Total Asset Derivatives		$158,056

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$99,072
Total Liability Derivatives		$99,072

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 25, 2015